Shareholder Report, Holdings (Details) - Cohen & Steers Institutional Realty Shares	Jun. 30, 2025
Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Data Centers
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Self Storage
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Apartment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Single Family Homes
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Office
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	23.30%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.80%
American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%